Document and Entity Information	Apr. 14, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 14, 2022
Entity Registrant Name	GoodRx Holdings, Inc.
Entity Central Index Key	0001809519
Entity Emerging Growth Company	false
Entity File Number	001-39549
Entity Tax Identification Number	47-5104396
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2701 Olympic Boulevard
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	(855)
Local Phone Number	268-2822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GDRX
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Security Exchange Name	NASDAQ
Amendment Description	On April 15, 2022, GoodRx Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the "Original Report") with the Securities and Exchange Commission to report under Item 2.01 thereof the completion of the acquisition of vitaCare Prescription Services, Inc. (“vitaCare”) on April 14, 2022.This Amendment No. 1 on Form 8-K/A amends the Original Report to include the audited historical financial statements and related auditor consent as well as the unaudited pro forma financial information required by Item 9.01(a) and Item 9.01(b) of Form 8-K, which were not included in the Original Report pursuant to Items 9.01(a)(4) and (b)(2) of Form 8-K. No other amendments to the Original Report are being made by this Amendment No. 1.